OTHER ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred offering costs	$ 1,025,195	$ 1,025,195
Change in deferred offering costs, amount	$ 0
Change in deferred offering costs, Percentage	0.00%
Deferred Offering Costs [Member]
Deferred offering costs	$ 1,025,195	$ 1,025,195
Change in deferred offering costs, amount	$ 0
Change in deferred offering costs, Percentage	0.00%